Number of Loans and Leases Modified in Troubled Debt Restructurings which became Nonperforming, as well as Total Recorded Investments and Unpaid Principal Balances (Detail) (USD $)
In Millions, unless otherwise specified
12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Commercial	Dec. 31, 2010 Commercial	Dec. 31, 2011 Personal	Dec. 31, 2010 Personal	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Commercial Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Commercial Commercial and Institutional Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Personal Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Personal Residential Real Estate Contract	Dec. 31, 2011 Nonperforming Financing Receivable Class of Financing Receivable Personal Private Client Contract
Financing Receivable, Modifications [Line Items]
NUMBER OF LOANS AND LEASES							10	1	1	9	8	1
UNPAID PRINCIPAL BALANCE	$ 356.9	$ 372.3	$ 162.6	$ 225.2	$ 194.3	$ 147.1	$ 4.1	$ 0.4	$ 0.4	$ 3.7	$ 2.6	$ 1.1
RECORDED INVESTMENT							$ 2.9			$ 2.9	$ 2.1	$ 0.8